Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.63%
Australia–1.92%
Brambles Ltd.	6,757,839	$60,506,031
CSL Ltd.	300,058	46,853,368
		107,359,399
Brazil–4.39%
Ambev S.A., ADR	17,612,868	92,819,814
B3 S.A.–Brasil, Bolsa, Balcao	7,314,302	80,860,089
Banco Bradesco S.A., ADR	7,926,268	71,653,463
		245,333,366
Canada–9.85%
Canadian National Railway Co.	1,121,901	106,188,720
CGI, Inc., Class A(a)	2,874,390	221,230,896
Nutrien Ltd.	1,677,322	91,961,676
PrairieSky Royalty Ltd.	5,197,193	69,621,437
Suncor Energy, Inc.	2,171,576	62,310,640
		551,313,369
China–6.82%
Alibaba Group Holding Ltd., ADR(a)	518,919	89,830,068
Kweichow Moutai Co., Ltd., Class A	395,174	55,546,082
New Oriental Education & Technology Group, Inc., ADR(a)	587,935	61,327,500
Wuliangye Yibin Co., Ltd., Class A	4,013,976	69,989,335
Yum China Holdings, Inc.	2,305,800	104,913,900
		381,606,885
Denmark–1.66%
Carlsberg A/S, Class B	679,308	92,645,006
France–9.01%
Bureau Veritas S.A.	4,136,457	103,099,605
EssilorLuxottica S.A.	372,850	50,186,867
Pernod Ricard S.A.	340,540	59,625,571
Schneider Electric S.E.	1,095,831	94,347,930
Vinci S.A.	1,053,692	107,989,601
Vivendi S.A.	3,190,930	88,689,130
		503,938,704
Germany–8.27%
Allianz S.E.	599,918	139,852,996
Beiersdorf AG	282,581	32,834,616
Deutsche Boerse AG	957,210	133,890,930
GEA Group AG	607,580	15,274,914
SAP S.E.	1,137,080	141,052,309
		462,905,765
Ireland–0.67%
ICON PLC(a)	240,411	37,544,986
Shares		Value
Italy–2.36%
FinecoBank Banca Fineco S.p.A.	6,234,867	$61,770,904
Mediobanca Banca di Credito Finanziario S.p.A.	7,036,645	70,284,566
		132,055,470
Japan–8.24%
Asahi Group Holdings, Ltd.	2,275,100	98,125,906
FANUC Corp.	562,112	100,139,893
Hoya Corp.	1,514,400	116,352,869
Kao Corp.	506,000	37,002,260
Keyence Corp.	131,900	75,273,503
Komatsu Ltd.	1,542,000	34,378,415
		461,272,846
Macau–1.64%
Galaxy Entertainment Group Ltd.	13,432,090	92,024,148
Mexico–1.83%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	1,130,158	102,505,331
Netherlands–4.15%
ING Groep N.V.	7,321,671	81,262,401
Wolters Kluwer N.V.	2,081,742	150,830,313
		232,092,714
Singapore–2.05%
United Overseas Bank Ltd.	5,976,966	114,592,910
South Korea–2.57%
NAVER Corp.	393,888	45,845,985
Samsung Electronics Co., Ltd.	2,573,491	98,187,171
		144,033,156
Spain–1.52%
Amadeus IT Group S.A.	1,088,607	85,150,638
Sweden–2.85%
Investor AB, Class B	3,345,522	159,202,020
Switzerland–5.85%
Alcon, Inc.(a)	752,104	43,500,888
Cie Financiere Richemont S.A.	813,668	69,448,749
Julius Baer Group Ltd.(a)	1,143,415	48,853,162
Kuehne + Nagel International AG	418,702	61,624,734
Novartis AG	1,130,962	103,708,196
		327,135,729
Taiwan–2.40%
Taiwan Semiconductor Manufacturing Co., Ltd.	16,260,887	134,436,441

See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Shares		Value
Turkey–0.89%
Akbank T.A.S.(a)	36,614,914	$49,564,850
United Kingdom–12.74%
Amcor PLC, CHS	8,149,344	86,547,585
British American Tobacco PLC	2,840,745	101,367,134
Compass Group PLC	3,682,704	92,828,911
Informa PLC	9,697,760	102,394,494
Reckitt Benckiser Group PLC	949,488	73,617,789
RELX PLC	5,069,384	120,239,132
Royal Dutch Shell PLC, Class B	1,639,242	51,737,845
TechnipFMC PLC	3,047,825	83,742,236
		712,475,126
United States–4.95%
Broadcom, Inc.	465,096	134,873,189
Philip Morris International, Inc.	1,699,327	142,080,731
		276,953,920
Total Common Stocks & Other Equity Interests (Cost $3,767,649,035)		5,406,142,779
Shares		Value
Money Market Funds–3.05%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(b)	61,831,283	$61,831,283
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(b)	41,806,986	41,823,709
Invesco Treasury Portfolio, Institutional Class, 2.15%(b)	66,896,171	66,896,170
Total Money Market Funds (Cost $170,538,957)		170,551,162
TOTAL INVESTMENTS IN SECURITIES—99.68% (Cost $3,938,187,992)		5,576,693,941
OTHER ASSETS LESS LIABILITIES–0.32%		17,821,747
NET ASSETS–100.00%		$5,594,515,688
Investment Abbreviations:
ADR	– American Depositary Receipt
CHS	– CHESS Depositary Interests
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$107,359,399	$—	$107,359,399
Brazil	245,333,366	—	—	245,333,366
Canada	551,313,369	—	—	551,313,369
China	256,071,468	125,535,417	—	381,606,885
Denmark	—	92,645,006	—	92,645,006
France	—	503,938,704	—	503,938,704
Germany	—	462,905,765	—	462,905,765
Ireland	37,544,986	—	—	37,544,986
Italy	—	132,055,470	—	132,055,470
Japan	—	461,272,846	—	461,272,846
Macau	—	92,024,148	—	92,024,148
Mexico	102,505,331	—	—	102,505,331
Netherlands	—	232,092,714	—	232,092,714
Singapore	—	114,592,910	—	114,592,910
South Korea	—	144,033,156	—	144,033,156
Spain	—	85,150,638	—	85,150,638
Sweden	—	159,202,020	—	159,202,020
Switzerland	43,500,888	283,634,841	—	327,135,729
Taiwan	—	134,436,441	—	134,436,441
Turkey	—	49,564,850	—	49,564,850
United Kingdom	86,547,585	625,927,541	—	712,475,126
United States	276,953,920	—	—	276,953,920
Money Market Funds	170,551,162	—	—	170,551,162
Total Investments	$1,770,322,075	$3,806,371,866	$—	$5,576,693,941
Invesco International Growth Fund